22. STOCK OPTIONS (Details 1)	12 Months Ended
Dec. 31, 2012
Stock Option Plan
Historical stock price volatility minimum	139.00%
Historical stock price volatility maximum	180.00%
Risk-free interest rate minimum	0.21%
Risk-free interest rate maximum	4.64%
Expected life (in years)	4 years
Dividend yield	0.00%